SEGMENT DISCLOSURES (Tables)	12 Months Ended
Dec. 31, 2017
Segment Disclosures Tables
Geographic reportable segment
In Thousands of US Dollars
Description	Canada	United States	Europe
Revenues
2017	$5	$197	$21
2016	$-	$232	$51
2015	$8	$222	$2,531
Property and equipment
December 31, 2017	$1	$–	$–
December 31, 2016	$2	$–	$–